Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	233,333,334	233,333,334	700,000,000
Common Stock, shares issued	5,938,103	4,010,649	3,753,179
Common Stock, shares outstanding	5,938,103	4,010,649	3,753,179
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock shares issued	3,605	4,895	5,290
Preferred stock shares outstanding	3,605	4,895	5,290